Asset Impairment, Exit, Implementation And Integration Costs (Schedule Of Restructuring And Related Costs) (Details) (Integration And Restructuring Program [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cigarettes [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs		$ 18
Total		18
Smokeless Products [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	6	193
Integration Costs	16	43
Total	22
Total		236
Wine [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs		3
Integration Costs	2	6
Total	2
Total		9
Financial Services [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs		4
Total		4
General Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	4	61
Total	4
Total		61
Total Products By Line [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment and Exit Costs	10	279
Integration Costs	18	49
Total	28
Total		$ 328